April 30, 2002

Semi Annual Report

Institutional Money Market Fund
Federal Money Market Fund

Victory Funds
LOGO(R)

Table of Contents

Shareholder Letter                                         2

Financial Statements

Schedules of Investments                                   3

Statements of Assets and Liabilities                       6

Statements of Operations                                   7

Statements of Changes in Net Assets                        8

Financial Highlights                                       9

Notes to Financial Statements                             13

The Victory Portfolios

Victory Capital Management Inc., a subsidiary of KeyCorp, is the investment adviser to the Victory Funds. The Victory Funds are sponsored and distributed by BISYS Fund Services, which is not affiliated with KeyCorp or its subsidiaries. Victory Capital Management Inc. receives fees for its services from the Victory Funds.

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus of the Victory Institutional Money Market Fund and Federal Money Market Fund.

An investment in the Funds is not insured or guaranteed by the FDIC or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

                               NOT FDIC INSURED

Shares of the Victory Funds are not insured by the FDIC, are not deposits or other obligations of, or guaranteed by, any KeyCorp bank, Victory Capital Management Inc., or their affiliates, and are subject to investment risks, including possible loss of the principal amount invested.

Victory Funds
LOGO(R)

Call Victory at:
800-539-FUND (800-539-3863)

Visit our web site at:
www.victoryfunds.com

Letter to our Shareholders

As we reach the mid-point of our fiscal year, I am pleased to present to you the Semi-Annual report for the Victory Funds, for the period ended April 30, 2002.

During the past six months, we've seen a modest, but steady improvement in the economy, encouraged by continued low interest rates and economic data suggesting the end of the recession in January/February. While the Federal Reserve is expected to raise interest rates later this year, we believe and have faith in a robust economy, based on strong economic indicators and a market eager for sustained corporate earnings.

We re-dedicate ourselves to manage the funds with the singular purpose of meeting the needs of our investors and focusing on our strengths -- a disciplined investment approach augmented by a rigorous research process and implemented by teams of experienced and seasoned professionals in both the structured cash and money market arenas.

Thank you for choosing the Victory Funds as part of your investment program. We encourage you to call the Victory Funds Service Center at 1.800.539.FUND if you have questions or comments. Be sure to visit our web site at www.victoryfunds.com for information relating to fund performance and up-to-date information on any of our funds or services.

/s/ Leigh A. Wilson

Leigh A. Wilson
President
Victory Funds

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Institutional Money Market Fund                                  April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

Bankers Acceptance (1.6%)

Toronto Dominion,
   1.79%, 5/10/02                          $27,500  $   27,488

Total Bankers Acceptance (Amortized Cost $27,488)       27,488

Certificates of Deposit (12.6%)

ABN-AMRO North American Bank,
   1.92%, 6/24/02                           15,000      15,000
ABN-AMRO North American Bank,
   4.17%, 6/24/02                           50,000      49,999
American Express,
   1.89%, 6/13/02                           20,000      20,000
Dresdner Bank AG,
   1.99%, 7/8/02                            20,000      20,000
Mellon Bank,
   2.00%, 7/9/02                            30,000      30,000
Royal Bank of Canada,
   2.50%, 12/18/02                          20,000      19,999
Toronto Dominion,
   4.18%, 7/31/02                           20,000      20,001
Westdeutsche Landesbank,
   1.78%*, 5/22/02**                        27,000      26,988
Westdeutshe Landesbank,
   2.00%, 7/8/02                            15,000      15,000

Total Certificates of Deposit
(Amortized Cost $216,987)                              216,987

Commercial Paper (45.9%)

Apreco, Inc.,
   1.82%, 5/9/02 (b)                        40,000      39,984
Asset Securitization Capital Corp.,
   1.85%, 5/16/02 (b)                       20,000      19,985
Brown Forman Corp.,
   1.84%, 5/21/02 (b)                       17,500      17,482
Brown Forman Corp.,
   1.85%, 7/9/02 (b)                         8,000       7,971
Cofco Capital Corp.,
   1.86%, 5/8/02,
   LOC Rabobank                             20,000      19,993
Delaware Funding Corp.,
   1.79%, 5/10/02 (b)                       10,000       9,996
Edison Asset Securitization,
   2.05%, 7/16/02 (b)                       75,000      74,679
Eureka Securitization, Inc.,
   1.86%, 5/1/02 (b)                        34,442      34,442
Eureka Securitization, Inc.,
   1.83%, 5/20/02 (b)                       30,000      29,971
Fleet Funding Corp.,
   1.80%, 5/8/02 (b)                        25,000      24,991
General Dynamics Corp.,
   1.90%, 6/25/02 (b)                        8,340       8,316
General Dynamics Corp.,
   1.81%, 6/26/02 (b)                       15,000      14,958
General Electric Capital Corp.,
   1.92%, 5/1/02                            15,000      15,000


                                        Principal    Amortized
Security Description                      Amount       Cost

McGraw-Hill Cos.,
   1.88%, 6/19/02                          $22,600  $   22,543
McGraw-Hill Cos.,
   2.27%, 10/10/02                          11,715      11,595
Mont Blanc Capital Corp.,
   1.83%, 5/9/02 (b)                        15,000      14,994
Mont Blanc Capital Corp.,
   1.89%, 5/15/02 (b)                       30,000      29,978
National Rural Utilities,
   1.98%, 7/22/02 (b)                       20,397      20,305
Peacock Funding,
   1.83%, 5/21/02,
   LOC General Electric Co. (b)             14,442      14,427
Pfizer, Inc.,
   1.92%, 6/17/02 (b)                       24,500      24,440
Pfizer, Inc.,
   1.92%, 6/18/02 (b)                       30,000      29,923
Pfizer, Inc.,
   1.90%, 6/19/02 (b)                       20,000      19,948
Private Export Fund,
   2.04%, 9/4/02 (b)                        10,000       9,929
Procter & Gamble,
   1.82%, 5/13/02 (b)                       30,000      29,982
Royal Bank of Canada,
   1.94%, 9/30/02                           30,000      29,754
SBC Communications, Inc.,
   1.92%, 6/17/02 (b)                       14,675      14,638
SBC Communications, Inc.,
   1.85%, 6/27/02 (b)                       20,000      19,942
Schlumberger Co.,
   1.76%, 5/15/02 (b)                       57,366      57,326
Schlumberger Co.,
   1.88%, 6/7/02 (b)                        25,000      24,952
UBS Finance Corp.,
   1.90%, 5/1/02                            80,000      79,999
Verizon Global Funding Corp.,
   1.90%, 6/25/02 (b)                        5,125       5,110
Verizon Global Funding Corp.,
   1.92%, 7/1/02 (b)                        13,695      13,650

Total Commercial Paper (Amortized Cost $791,203)       791,203

Corporate Bonds (24.7%)

CIT Group, Inc.,
   2.08%*, 5/1/02**, MTN                    10,000      10,005
CIT Group, Inc.,
   2.03%*, 5/13/02**, MTN                   41,000      41,018
CIT Group, Inc.,
   2.15%*, 6/13/02**                         7,000       7,003
Heller Financial, Inc.,
   2.28%*, 7/3/02**, MTN                    50,000      50,059
Household Finance,
   2.11%*, 6/20/02**                        20,000      19,994
Household Finance,
   6.13%, 7/15/02                           14,500      14,597
John Deere Capital Corp.,
   2.16%*, 5/12/02**, MTN                   15,000      14,996

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                      Schedules of Investments--continued
Institutional Money Market Fund                                  April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

John Deere Capital Corp.,
   2.15%*, 7/22/02**, MTN                  $18,000  $   17,971
Merrill Lynch & Co., Inc.,
   2.14%*, 5/1/02**, MTN                    10,000      10,016
Merrill Lynch & Co., Inc.,
   7.18%, 2/11/03, MTN                      10,000      10,359
Morgan Stanley Dean Witter,
   2.11%*, 5/1/02**, MTN                    22,000      22,001
National Rural Utilities,
   2.01%*, 5/13/02**                        10,000       9,997
National Rural Utilities,
   2.10%*, 5/31/02**                        20,000      20,003
Salomon Smith Barney Holdings, Inc.,
   2.13%*, 5/1/02**                         50,000      50,023
SeaRiver Maritime, Inc.,
   1.89%*, 5/1/02**                         28,900      28,900
Sigma Finance, Inc.,
   1.96%*, 5/1/02**                         15,000      15,000
Sigma Finance, Inc.,
   2.18%*, 5/7/02**                         20,000      20,000
Sony Corp.,
   6.13%, 3/4/03                            13,340      13,726
Texas Disposal Systems,
   2.00%*, 5/2/02**,
   LOC Bank of America                       5,100       5,100
Unilever Capital Corp.,
   2.06%*, 7/24/02**                        44,250      44,287

Total Corporate Bonds (Amortized Cost $425,055)        425,055

Taxable Municipal Bonds (0.7%)

Mississippi (0.7%):
Mississippi Business Finance Corp.,
   2.00%*, 5/2/02**,
   LOC Bank of America                      12,300      12,300

Total Taxable Municipal Bonds
(Amortized Cost $12,300)                                12,300

Repurchase Agreement (9.0%)

Bear Stearns & Co.,
   1.91%, 5/1/02,
   (Collateralized by $82,563 various
   U.S. Government Securities,
   0.00%-9.25%, 5/9/02-5/15/30,
   market value $82,563)                    80,000      80,000
UBS Warburg,
   1.92%, 5/1/02,
   (Collateralized by $75,710 various
   U.S. Government Securities,
   0.00%-7.38%, 12/30/02-7/1/14,
   market value $74,894)                    74,221      74,221

Total Repurchase Agreement (Cost $154,221)             154,221

                                        Principal    Amortized
Security Description                      Amount       Cost

U.S. Government Agencies (5.4%)

Federal Home Loan Bank (0.6%):
2.45%, 12/17/02                            $10,000  $   10,005

Federal Home Loan
   Mortgage Corp. (1.1%):
5.50%, 5/15/02                               6,000       6,004
7.00%, 2/15/03                              12,000      12,459

                                                        18,463

Federal National Mortgage
   Association (3.7%):
1.81%*, 5/1/02**                            40,000      39,999
2.18%*, 5/7/02**                            25,000      25,000

                                                        64,999

Total U.S. Government Agencies
(Amortized Cost $93,467)                                93,467

Total Investments
(Amortized Cost $1,720,721) (a) -- 99.9%             1,720,721

Other assets in excess of liabilities -- 0.1%            2,147

NET ASSETS -- 100.0%                                $1,722,868


(a) Cost and value for federal income tax and financial reporting purposes are the same.

(b)  Section 4(2) commercial paper which is restricted as to resale.

* Variable rate securities having liquidity sources through bank letters of credit and/or liquidity agreements. The interest rate, which will change periodically, is based upon bank prime rates or an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2002.

** The date reflects the next rate change date. Securities in this portfolio may be restricted as to resale to institutional investors only, in accordance with the Securities Act of 1933.

MTN -- Medium Term Note

LOC -- Letter of Credit

                      See notes to financial statements.

THE VICTORY PORTFOLIOS                                 Schedules of Investments
Federal Money Market Fund                                        April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                        Principal    Amortized
Security Description                      Amount       Cost

U.S. Government Agencies (28.5%)

Federal Farm Credit Bank (8.6%):
1.72%, 5/1/02                             $ 25,000  $   25,000
1.80%, 6/3/02                               25,000      25,000
1.80%, 8/1/02                               45,000      44,997
3.45%, 9/4/02                               25,000      24,991
2.60%, 5/1/03                               15,000      15,006

                                                       134,994

Federal Home Loan Bank (2.9%):
1.72%, 5/24/02                               9,875       9,864
6.00%, 8/15/02                              17,960      18,163
2.34%, 12/12/02,
   Callable 6/12/02 @ 100                    8,200       8,197
2.80%, 4/11/03                              10,000      10,000

                                                        46,224

Federal Home Loan
   Mortgage Corp. (6.3%):
3.59%, 6/3/02                               25,000      24,918
1.82%, 7/11/02                              50,000      49,821
2.23%, 11/15/02                             25,000      24,693

                                                        99,432

Federal National Mortgage
   Association (0.5%):
5.25%, 1/15/03                               7,975       8,125

Student Loan Marketing Assoc. (10.2%):
1.80%*, 5/7/02                              50,000      50,000
1.84%*, 5/7/02                              28,100      28,100
2.28%*, 5/7/02                              25,000      25,053
3.76%, 7/16/02, MTN                         25,000      25,000
2.70%, 4/25/03, MTN                         32,000      31,985

                                                       160,138

Total U.S. Government Agencies
(Amortized Cost $448,913)                              448,913

U.S. Treasury Obligations (11.1%)

U.S. Treasury Bills (6.3%):
1.85%, 6/27/02                              25,000      24,927
1.58%, 7/18/02                              25,000      24,914
1.82%, 8/1/02                               50,000      49,768

                                                        99,609

U.S. Treasury Notes (4.8%):
4.00%, 4/30/03                              75,291      76,214

Total U.S. Treasury Obligations
(Amortized Cost $175,823)                              175,823

Repurchase Agreement (63.5%)

Bear Stearns & Co.,
   1.92%, 5/1/02
   (Collateralized by $357,005
   various U.S. Government
   Securities, 5.50%-9.00%,
   5/1/13-4/1/32,
   market value $355,185)                  350,000     350,000


                                        Principal    Amortized
Security Description                      Amount       Cost

Greenwich Partners,
   1.92%, 5/1/02
   (Collateralized by $357,001
   various U.S. Government
   Securities, 0.00%-3.63%,
   9/19/02-4/30/04,
   market value $356,832)                 $350,000  $  350,000
Lehman Bros.,
   1.88%, 5/1/02
   (Collateralized by $76,489
   various U.S. Government
   Securities, 0.00%-8.45%,
   12/4/03-5/1/25,
   market value $75,951)                    75,000      75,000
Morgan Stanley,
   1.90% 5/1/02
   (Collateralized by $75,200
   various U.S. Government
   Securities, 0.00%,
   5/15/02-11/15/27,
   market value $76,704)                    75,000      75,000
UBS Warburg,
   1.92%, 5/1/02
   (Collateralized by $76,502
   various U.S. Government
   Securities, 5.00%-5.40%,
   6/30/04-4/30/07,
   market value $75,606)                    75,000      75,000
Deutsche Bank,
   1.92%, 5/1/02
   (Collateralized by $75,003
   U.S. Government Security,
   3.75%, 4/15/04,
   market value $76,367)                    75,000      75,000

Total Repurchase Agreement (Cost $1,000,000)         1,000,000

Total Investments
(Amortized Cost $1,624,736) (a) -- 103.1%            1,624,736

Other assets in excess of liabilities -- (3.1)%        (48,134)

NET ASSETS -- 100.0%                                $1,576,602

(a) Cost and value for federal income tax and financial reporting purposes are the same.

* Variable rate securities having liquidity agreements. The interest rate, which will change periodically, is based upon an index of market interest rates. The rate reflected on the Schedule of Investments is the rate in effect at April 30, 2002. The date reflects the next rate change date.

MTN -- Medium Term Note

                      See notes to financial statements.

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

                                           Statements of Assets and Liabilities
THE VICTORY PORTFOLIOS                                           April 30, 2002

(Amounts in Thousands, Except Per Share Amounts)                    (Unaudited)


                                                                                     Institutional                     Federal
                                                                                     Money Market                   Money Market
                                                                                         Fund                           Fund

ASSETS:
Investments, at amortized cost                                                        $1,566,500                      $  624,736
Repurchase agreements, at amortized cost                                                 154,221                       1,000,000

     Total                                                                             1,720,721                       1,624,736

Cash                                                                                          --                               1
Interest receivable                                                                        4,981                           1,480
Receivable from brokers for investments sold                                                  --                          12,827
Prepaid expenses and other assets                                                            205                              65

         Total Assets                                                                  1,725,907                       1,639,109

LIABILITIES:
Dividends payable                                                                          2,484                           2,067
Payable to brokers for investments purchased                                                  --                          60,004
Accrued expenses and other payables:
     Investment advisory fees                                                                292                             273
     Administration fees                                                                      14                              13
     Custodian fees                                                                           35                              26
     Accounting fees                                                                           3                              --
     Transfer agent fees                                                                      57                              10
     Shareholder service fees -- Select Shares                                                65                              31
     Other                                                                                    89                              83

         Total Liabilities                                                                 3,039                          62,507

NET ASSETS:
Capital                                                                                1,722,812                       1,576,640
Accumulated undistributed net realized gains (losses)
   from investment transactions                                                               56                             (38)

         Net Assets                                                                   $1,722,868                      $1,576,602

Net Assets
     Investor Shares                                                                  $1,504,593                      $  938,982
     Select Shares                                                                       218,275                         637,620

         Total                                                                        $1,722,868                      $1,576,602

Outstanding units of beneficial interest (shares)
     Investor Shares                                                                   1,504,686                         939,003
     Select Shares                                                                       218,261                         637,634

         Total                                                                         1,722,947                       1,576,637

Net asset value
     Offering and redemption price per share -- Investor Shares                       $     1.00                      $     1.00
     Offering and redemption price per share -- Select Shares                         $     1.00                      $     1.00


                      See notes to financial statements.

                                                       Statements of Operations
THE VICTORY PORTFOLIOS                  For the Six Months Ended April 30, 2002

(Amounts in Thousands)                                              (Unaudited)

                                                 Institutional     Federal
                                                 Money Market   Money Market
                                                     Fund           Fund

Investment Income:
Interest income                                     $21,874      $16,505

     Total Income                                    21,874       16,505

Expenses:
Investment advisory fees                              2,005        1,948
Administration fees                                   1,115          889
Shareholder service fees -- Select Shares               544          737
Accounting fees                                          67           65
Custodian fees                                          204          163
Legal and audit fees                                     82           67
Trustees' fees and expenses                              27           21
Transfer agent fees                                      58           25
Registration and filing fees                             55           25
Printing fees                                            26           20
Other                                                    36           23

     Total Expenses                                   4,219        3,983

Expenses voluntarily reduced                           (534)        (765)

     Net Expenses                                     3,685        3,218

Net Investment Income                                18,189       13,287

Realized Gains (Losses) from Investments:
Net realized gains (losses) from investments             56          (38)

Change in net assets resulting from operations      $18,245      $13,249

                      See notes to financial statements.



THE VICTORY PORTFOLIOS                      Statements of Changes in Net Assets

(Amounts in Thousands)


                                                       Institutional Money Market Fund               Federal Money Market Fund

                                                          Six                                       Six
                                                         Months               Year                 Months                Year
                                                          Ended               Ended                Ended                 Ended
                                                        April 30,          October 31,            April 30,           October 31,
                                                          2002                2001                  2002                 2001

                                                       (Unaudited)                               (Unaudited)

From Investment Activities:
Operations:
     Net investment income                             $    18,189        $    172,714           $    13,287          $    59,031
     Net realized gains from
       investment transactions                                  56                  88                   (38)                 186

Change in net assets resulting from operations              18,245             172,802                13,249               59,217

Distributions to Shareholders:
     From net investment income
         Investor Shares                                   (14,497)            (71,814)               (8,765)             (38,899)
         Select Shares                                      (3,801)           (101,019)               (4,647)             (20,143)

Change in net assets from distributions
   to shareholders                                         (18,298)           (172,833)              (13,412)             (59,042)

Capital Transactions:
     Proceeds from shares issued                         2,616,228          11,874,052             3,483,994            8,024,215
     Dividends reinvested                                   10,963             135,501                12,893               57,712
     Cost of shares redeemed                            (3,882,829)        (13,209,818)           (3,405,077)          (7,889,348)

Change in net assets from capital transactions          (1,255,638)         (1,200,265)               91,810              192,579

Change in net assets                                    (1,255,691)         (1,200,296)               91,647              192,754

Net Assets:
     Beginning of period                                 2,978,559           4,178,855             1,484,955            1,292,201

     End of period                                     $ 1,722,868        $  2,978,559           $ 1,576,602          $ 1,484,955

Share Transactions:
     Issued                                              2,616,228          11,874,052             3,483,994            8,024,215
     Reinvested                                             10,963             135,501                12,893               57,712
     Redeemed                                           (3,882,829)        (13,209,818)           (3,405,077)          (7,889,348)

Change in Shares                                        (1,255,638)         (1,200,265)               91,810              192,579


                      See notes to financial statements.



THE VICTORY PORTFOLIOS                                     Financial Highlights
For a Share Outstanding Throughout Each Period


                                                                      Institutional Money Market Fund

                                                                              Investor Shares

                                          Six
                                        Months             Year           Year            Year           Year            Year
                                         Ended             Ended          Ended           Ended          Ended           Ended
                                       April 30,        October 31,    October 31,     October 31,    October 31,     October 31,
                                         2002              2001           2000            1999           1998            1997

                                     (Unaudited)

Net Asset Value,
     Beginning of Period             $    1.000         $    1.000     $    1.000      $    1.000     $    1.000        $  1.000

Investment Activities
     Net investment income                0.009              0.047          0.060           0.049          0.054           0.053

Distributions
     Net investment income               (0.009)            (0.047)        (0.060)         (0.049)        (0.054)         (0.053)

Net Asset Value, End of Period       $    1.000         $    1.000     $    1.000      $    1.000     $    1.000        $  1.000

Total Return                               0.92%<F2>          4.78%          6.16%           5.03%          5.53%           5.46%

Ratios/Supplementary Data:
Net Assets at end of period (000)    $1,504,593         $1,621,951     $1,313,929      $1,313,571     $1,068,521        $585,663
Ratio of expenses to
   average net assets                      0.32%<F3>          0.33%          0.30%           0.27%          0.27%           0.28%
Ratio of net investment income
   to average net assets                   1.83%<F3>          4.56%          5.96%           4.91%          5.38%           5.32%
Ratio of expenses to
   average net assets<F1>                  0.37%<F3>          0.36%          0.37%           0.41%          0.42%           0.48%
Ratio of net investment income
   to average net assets<F1>               1.78%<F3>          4.53%          5.89%           4.77%          5.23%           5.12%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not Annualized.

<F3> Annualized.



                      See notes to financial statements.



THE VICTORY PORTFOLIOS                          Financial Highlights--continued

For a Share Outstanding Throughout Each Period


                                                                      Institutional Money Market Fund

                                                                               Select Shares

                                          Six
                                        Months            Year           Year            Year              Year           Year
                                         Ended            Ended          Ended           Ended             Ended          Ended
                                       April 30,       October 31,    October 31,     October 31,       October 31,    October 31,
                                         2002             2001           2000            1999              1998           1997

                                     (Unaudited)

Net Asset Value,
     Beginning of Period              $  1.000         $    1.000     $    1.000      $    1.000        $  1.000       $  1.000

Investment Activities
     Net investment income               0.008              0.044          0.057           0.046           0.051          0.051

Distributions
     Net investment income              (0.008)            (0.044)        (0.057)         (0.046)         (0.051)        (0.051)

Net Asset Value, End of Period        $  1.000         $    1.000     $    1.000      $    1.000        $  1.000       $  1.000

Total Return                              0.80%<F2>          4.50%          5.88%           4.72%           5.22%          5.17%

Ratios/Supplementary Data:
Net Assets at end of period (000)     $218,275         $1,356,608     $2,864,926      $1,116,011        $572,033       $488,639
Ratio of expenses to
   average net assets                     0.55%<F3>          0.58%          0.56%           0.57%           0.56%          0.55%
Ratio of net investment income
   to average net assets                  1.74%<F3>          4.69%          5.80%           4.63%           5.09%          5.06%
Ratio of expenses to
   average net assets<F1>                 0.60%<F3>          0.63%          0.63%           0.71%           0.71%          0.75%
Ratio of net investment income
   to average net assets<F1>              1.69%<F3>          4.64%          5.73%           4.49%           4.94%          4.86%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Not Annualized.

<F3> Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                                     Financial Highlights

For a Share Outstanding Throughout Each Period


                                                                     Federal Money Market Fund

                                                                          Investor Shares

                                          Six
                                         Months          Year         Year          Year         Period       Fiscal Year Ended
                                         Ended           Ended        Ended         Ended        Ended           November 30,
                                       April 30,      October 31,  October 31,   October 31,  October 31,
                                         2002           2001         2000          1999         1998<F2>       1997         1996

                                     (Unaudited)

Net Asset Value,
   Beginning of Period                $  1.000        $  1.000     $  1.000      $  1.000     $  1.000        $  1.000     $ 1.000

Investment Activities
     Net investment income               0.009           0.045        0.058         0.047        0.048           0.048       0.047

Distributions
     Net investment income              (0.009)         (0.045)      (0.058)       (0.047)      (0.048)         (0.048)     (0.047)

Net Asset Value, End of Period        $  1.000        $  1.000     $  1.000      $  1.000     $  1.000        $  1.000     $ 1.000

Total Return                              0.90%<F3>       4.62%        5.95%         4.82%        4.91%<F3>       4.94%       4.65%

Ratios/Supplementary Data:
Net Assets at end of period (000)     $938,982        $930,075     $865,366      $834,055     $717,972        $243,499     $42,159
Ratio of expenses to
   average net assets                     0.32%<F4>       0.32%        0.30%         0.28%        0.27%<F4>       0.53%       0.64%
Ratio of net investment income
   to average net assets                  1.79%<F4>       4.42%        5.79%         4.72%        5.22%<F4>       4.91%       4.59%
Ratio of expenses to
   average net assets<F1>                 0.42%<F4>       0.42%        0.43%         0.45%        0.48%<F4>       0.90%       0.92%
Ratio of net investment income
   to average net assets<F1>              1.69%<F4>       4.32%        5.66%         4.55%        5.01%<F4>       4.54%       4.31%


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund, and the Fund designated the existing shares of Key Money Market Fund as Investor Shares and commenced offering Select Shares. Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.

<F3> Not Annualized.

<F4> Annualized.



                      See notes to financial statements.


THE VICTORY PORTFOLIOS                          Financial Highlights--continued

For a Share Outstanding Throughout Each Period


                                                                      Federal Money Market Fund

                                                                            Select Shares

                                            Six
                                          Months              Year             Year              Year               Period
                                           Ended              Ended            Ended            Ended                Ended
                                          April 30,        October 31,      October 31,       October 31,         October 31,
                                            2002              2001             2000              1999              1998<F2>

                                         (Unaudited)

Net Asset Value,
     Beginning of Period                 $  1.000           $  1.000         $  1.000          $  1.000            $  1.000

Investment Activities
     Net investment income                  0.008              0.043            0.055             0.045               0.031

Distributions
     Net investment income                 (0.008)            (0.043)          (0.055)           (0.045)             (0.031)

Net Asset Value, End of Period           $  1.000           $  1.000         $  1.000          $  1.000            $  1.000

Total Return                                 0.79%<F3>          4.37%            5.69%             4.56%               3.14%<F3>

Ratios/Supplementary Data:
Net Assets at end of period (000)        $637,620           $554,880         $426,835          $283,625            $198,141
Ratio of expenses to
   average net assets                        0.56%<F4>          0.56%            0.55%             0.53%               0.43%<F4>
Ratio of net investment income
   to average net assets                     1.56%<F4>          4.21%            5.61%             4.47%               5.06%<F4>
Ratio of expenses to
   average net assets<F1>                    0.66%<F4>          0.67%            0.68%             0.71%               0.54%<F4>
Ratio of net investment income
   to average net assets<F1>                 1.46%<F4>          4.10%            5.48%             4.29%               4.95%<F4>


<F1> During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratios would have been as indicated.

<F2> Effective March 23, 1998, the Key Money Market Fund became the Victory
     Federal Money Market Fund, and the Fund designated the existing shares of Key Money Market Fund as Investor Shares and commenced offering Select Shares. Financial highlights prior to March 23, 1998 represent the Key Money Market Fund.

<F3> Not Annualized.

<F4> Annualized.



                      See notes to financial statements.

                                                  Notes to Financial Statements
THE VICTORY PORTFOLIOS                                           April 30, 2002

                                                                    (Unaudited)

1.   Organization:

     The Victory Portfolios (the "Trust") was organized on December 6, 1995 as a successor to a company of the same name organized as a Massachusetts business trust on February 5, 1986. The Trust is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end investment company established as a Delaware business trust.
     The Trust is authorized to issue an unlimited number of shares which are units of beneficial interest with a par value of $0.001. The Trust presently offers shares of 27 active funds. The accompanying financial statements and financial highlights are those of the Institutional Money Market Fund and the Federal Money Market Fund (collectively, the "Funds").

     The Institutional Money Market Fund and the Federal Money Market Fund are authorized to issue two classes of shares: Investor Shares and Select Shares. Each class of shares has identical rights and privileges except with respect to fees paid under shareholder servicing plans, expenses allocable exclusively to each class of shares, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares.

     The Institutional Money Market Fund seeks to obtain a high level of current income as is consistent with preserving capital and providing liquidity. The Federal Money Market Fund seeks to provide high current income to the extent consistent with the preservation of capital.

2.   Significant Accounting Policies:

     The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles in the United States. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     Securities Valuation:

     Investments of the Funds are valued at either amortized cost, which approximates market value, or at original cost which, combined with accrued interest, approximates market value. Under the amortized cost valuation method, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the Funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such instrument is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

     Securities Transactions and Related Income:

     Securities transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

     Repurchase Agreements:

     The Funds may acquire repurchase agreements from financial institutions such as banks and broker-dealers which the Fund's investment adviser deems creditworthy under guidelines approved by the Board of Trustees, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by a Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying securities. The seller, under a repurchase agreement, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

     Securities Purchased on a When-Issued Basis:

     The Funds may purchase securities on a "when-issued" basis. When-issued securities are securities purchased for delivery beyond the normal settlement date at a stated price and/or yield, thereby, involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time the Funds make the commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. No interest accrues to the Fund until that transaction settles and payment takes place. Normally, the settlement date occurs within one month of the purchase. A segregated account is established and the Funds maintain cash and marketable securities at least equal in value to commitments for when-issued securities. These values are included in amounts payable to brokers for investments purchased on the accompanying statements of assets and liabilities.
     As of April 30, 2002, there were no outstanding "when-issued" purchase commitments.

                                  Continued

THE VICTORY PORTFOLIOS                                           April 30, 2002

                                                                    (Unaudited)

     Securities Lending:

     The Funds may, from time to time, lend securities from their portfolio to broker-dealers, banks, financial institutions and institutional borrowers of securities approved by the Board. The Fund will limit its securities lending to 33 1/3% of total assets. Key Trust Company of Ohio, N.A. ("Key Trust"), an affiliate of the Adviser, serves as the lending agent for the Funds pursuant to a Securities Lending Agency Agreement (the "Lending Agreement"). Under guidelines established by the Board of Trustees, Key Trust must maintain the loan collateral at all times in an amount equal to at least 100% of the current market value of the loaned securities in the form of cash or U.S. Government obligations, to secure the return of the loaned securities. Key Trust, at the direction of the Adviser, may invest the collateral in short-term debt instruments that the Adviser has determined present minimal credit risks. There is a risk of delay in receiving collateral or in receivingthe securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in short-term U.S. Government securities, repurchase agreements, or other short-term securities. The cash or subsequent short-term investments are recorded as assets of the Funds, offset by acorresponding liability to repay the cash at the termination of the loan. In addition, the short-term securities purchased with the cash collateral are included in the accompanying Schedules of Investments.Fixed income securities received as collateral are not recorded as an asset or liability of the Funds because the Funds do not have effective control of such securities. Loans are subject to termination by the Funds or the borrower at any time. There were no securities on loan as of April 30, 2002.

     Dividends to Shareholders:

     Dividends from net investment income are declared daily and paid monthly by the Funds. Distributable net realized capital gains, if any, are declared and distributed at least annually.

     The amounts of dividends from net investment income and of distributions from net realized gains are determined in accordance with Federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders which exceed net investment income and realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized gains. To the extent they exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital.

     Federal Income Taxes:

     It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, Federal income taxes.

     Other:

     Expenses that are directly related to one of the Funds are charged directly to that Fund. Other operating expenses of the Funds are prorated on the basis of relative net assets or another appropriate basis. Fees paid under the Funds' shareholder servicing or distribution plans are borne by the specific class of shares to which they apply.

3.   Related Party Transactions:

     Investment advisory services are provided to the Fund by Victory Capital Management Inc. (formerly known as Key Asset Management Inc.) ("the Adviser"), a wholly owned subsidiary of KeyCorp. Under the terms of the investment advisory agreements, the Adviser is entitled to receive fees based on a percentage of the average daily net assets of the Funds. Key Bank National Association serving as custodian for the Funds, receives custodian fees in addition to reimbursement of actual out-of-pocket expenses incurred.

     BISYS Fund Services, Inc. (the "Administrator"), a wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the Administrator to the Funds. Certain officers of the Trust are affiliated with BISYS. Such officers receive no direct payments or fees from the Funds for serving as officers of the Trust.

     Under the terms of the administration agreement, the Administrator's fee is computed at the annual rate of 0.14% of the Trust's average daily net assets up to $8 billion, 0.10% of the Trust's average daily net assets between $8 billion and $25 billion, and 0.08% of the Trust's average daily net assets greater than $25 billion. Under a Sub-Administration agreement, BISYS pays the Adviser a fee of up to 0.05% of each Fund's average daily net assets to perform certain of the administrative duties for the Funds.

                                  Continued

THE VICTORY PORTFOLIOS                                           April 30, 2002

                                                                    (Unaudited)

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio"), an affiliate of BISYS, serves as a Shareholder Servicing Agent for the Select Shares of each Fund. As such, BISYS Ohio provides support services to shareholders of the Funds, which may include establishing and maintaining accounts and records, processing dividend and distribution payments, providing account information, assisting in processing of purchase, exchange and redemption requests, and assisting shareholders in changing dividend options, account designations and addresses. For providing these services, BISYS Ohio may receive a fee of up to 0.25% of the average daily net assets of the Funds for which shareholders are serviced. Shareholder servicing may also be provided by the other entities, which may be affiliated with the Adviser, to supplement those services provided by BISYS Ohio. Any fees for such supplemental services are borne by BISYS and not by the Funds.

     In addition, BISYS Ohio serves the Trust as Fund Accountant and Transfer Agent for the Funds. Under the terms of the Fund Accounting and Transfer Agency Agreements, BISYS Ohio is entitled to receive fees and reimbursement of out-of-pocket expenses incurred in providing fund accounting and transfer agent services.

     BISYS Fund Services Limited Partnership, a wholly-owned subsidiary of BISYS, serves as Distributor for the shares of the Trust.

     Fees may be voluntarily reduced or reimbursed to assist the Funds in maintaining competitive expense ratios.

     Additional information regarding related party transactions is as follows for the period ended April 30, 2002:



                                                                           Investment             Administration     Shareholder
                                                                          Advisory Fees                Fees        Servicing Fees

                                                                   Maximum
                                                                 Percentage
                                                                 of Average         Voluntary       Voluntary        Voluntary
                                                                    Daily              Fee             Fee              Fee
                                                                 Net Assets         Reductions      Reductions       Reductions
                                                                                     (000)             (000)            (000)

     Institutional Money Market Fund                                0.20%             $ --             $513              $21
     Federal Money Market Fund                                      0.25%             $312             $421              $32



4.   Capital Share Transactions:

     Transactions in capital shares were as follows (amounts in thousands):



                                                       Institutional Money Market Fund               Federal Money Market Fund

                                                      Six Months              Year                Six Months             Year
                                                         Ended                Ended                  Ended               Ended
                                                       April 30,           October 31,             April 30,          October 31,
                                                         2002                 2001                   2002                2001

     Capital Share Transactions:
     Investor Shares:
     Issued                                            2,177,443           5,974,651               2,489,203           6,504,486
     Reinvested                                            4,595              22,745                   7,954              36,367
     Redeemed                                         (2,299,342)         (5,689,326)             (2,488,151)         (6,476,253)

     Total                                              (117,304)            308,070                   9,006              64,600


     Select Shares:
     Issued                                              438,785           5,899,401                 994,791           1,519,729
     Reinvested                                            6,368             112,756                   4,939              21,345
     Redeemed                                         (1,583,487)         (7,520,492)               (916,926)         (1,413,095)

     Total                                            (1,138,334)         (1,508,335)                 82,804             127,979


                   This page is intentionally left blank.

The Victory Funds                                                   PRSRTSTD
P.O. Box 182593                                                   U.S. POSTAGE
Columbus, Ohio 43218-2593                                             PAID
                                                                 Cleveland, OH
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